Right of Use Asset and Lease Liability	12 Months Ended
Mar. 31, 2023
Disclosure of quantitative information about leases for lessee [Abstract]
Right of Use Asset and Lease Liability [Text Block]

16. Right of Use Asset and Lease Liability

The Company has lease agreements for its offices, and buildings for its datacentres in Sweden and Quebec, Canada, in addition to electrical equipment in Sweden.

During the year ended March 31, 2023, the Company recognized interest expense on the lease liability of $663,768 (2022 - $407,349) which was recorded within finance expense.

Cost	Right of Use Assets
Balance, March 31, 2021	$5,753,128
Additions	12,458,260
Foreign exchange	(452,937)
Balance, March 31, 2022	$17,758,451
Additions	249,989
Lease extension	174,191
Adjustment for change in variable payments based on rate or index	474,132
Foreign exchange	(1,353,799)
Balance, March 31, 2023	$17,302,964

Accumulated Depreciation
Balance, March 31, 2021	$(2,774,844)
Depreciation	(2,408,622)
Foreign exchange	12,897
Balance, March 31, 2022	$(5,170,569)
Depreciation	(2,510,224)
Foreign exchange	1,351,012
Balance, March 31, 2023	$(6,329,781)

Carrying Amount
Balance, March 31, 2022	$12,587,882
Balance, March 31, 2023	$10,973,183
Lease Liability
Balance, March 31, 2021	$3,063,839
Lease payments made	(2,807,457)
Additions	12,458,260
Interest expense on lease liabilities	407,349
Foreign exchange	(472,797)
Balance, March 31, 2022	$12,649,194
Lease payments made	(2,674,182)
Additions	249,989
Lease extension	174,191
Adjustment for change in variable payments based on rate or index	474,132
Interest expense on lease liabilities	663,768
Foreign exchange	(1,068,684)
10,468,408
Less: current portion	(2,330,341)
Balance, March 31, 2023	$8,138,067

Lease Disclosures
Interest expense on lease liabilities	$663,768
Total cash outflow for leases	$2,674,182

Maturity Analysis - Undiscounted Contractual Payments
Less than 1 year	$2,863,593
1 to 2 years	2,882,069
2 to 3 years	2,775,840
3 to 4 years	2,010,931
4 to 5 years	1,006,834
5 to 6 years	246,607
$11,785,874